Trillium Mutual Funds
Trillium ESG Small/Mid Cap Fund
SCHEDULE OF INVESTMENTS at March 31, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 98.9%
Banks: 8.3%
11,892	East West Bancorp, Inc.	$939,706
6,250	Live Oak Bancshares, Inc.	318,063
8,214	Sandy Spring Bancorp, Inc.	368,973
28,816	Umpqua Holdings Corp.	543,470
18,087	Webster Financial Corp.	1,015,042
		3,185,254
Capital Goods: 13.6%
5,526	AO Smith Corp.	353,056
8,740	Hexcel Corp.	519,768
6,003	Lincoln Electric Holdings, Inc.	827,273
3,921	Middleby Corp. (a)	642,809
9,188	Quanta Services, Inc.	1,209,234
3,231	Trex Co, Inc. (a)	211,081
10,930	Wabtec Corp.	1,051,138
4,769	Xylem, Inc.	406,605
		5,220,964
Commercial & Professional Services: 4.4%
4,241	ManpowerGroup, Inc.	398,315
3,111	MSA Safety, Inc.	412,830
5,305	Tetra Tech, Inc.	875,006
		1,686,151
Consumer Durables & Apparel: 3.5%
2,582	Deckers Outdoor Corp. (a)	706,874
16,925	Levi Strauss & Co. - Class A	334,438
3,978	Meritage Homes Corp. (a)	315,177
		1,356,489
Consumer Services: 1.5%
293	BJ's Restaurants, Inc. (a)	8,292
4,255	Bright Horizons Family Solutions, Inc. (a)	564,596
		572,888
Diversified Financials: 4.1%
5,315	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	252,090
4,801	LPL Financial Holdings, Inc.	877,046
6,663	Stifel Financial Corp.	452,418
		1,581,554
Food & Staples Retailing: 2.2%
12,401	BJ's Wholesale Club Holdings, Inc. (a)	838,432

Food, Beverage & Tobacco: 2.5%
2,274	Freshpet, Inc. (a)	233,403
12,018	Lamb Weston Holdings, Inc.	719,998
		953,401
Health Care Equipment & Services: 6.7%
6,293	LHC Group, Inc. (a)	1,060,999
6,447	Omnicell, Inc. (a)	834,822
1,427	Penumbra, Inc. (a)	316,980
897	West Pharmaceutical Services, Inc.	368,407
		2,581,208
Household & Personal Products: 1.2%
4,487	Church & Dwight Co., Inc.	445,918

Insurance: 4.0%
4,719	Hanover Insurance Group, Inc.	705,585
10,136	Horace Mann Educators Corp.	423,989
3,742	Reinsurance Group America, Inc.	409,599
		1,539,173
Materials: 5.1%
6,423	Ingevity Corp. (a)	411,522
10,055	Minerals Technologies, Inc.	665,138
4,298	Sensient Technologies Corp.	360,817
8,152	Sonoco Products Co.	509,989
		1,947,466
Media & Entertainment: 1.8%
14,896	New York Times Co. - Class A	682,833

Pharmaceuticals, Biotechnology & Life Sciences: 2.9%
5,634	Adaptive Biotechnologies Corp. (a)	78,200
3,945	NanoString Technologies, Inc. (a)	137,089
11,295	Syneos Health, Inc. (a)	914,330
		1,129,619
Real Estate: 8.1%
13,968	Acadia Realty Trust - REIT	302,687
4,962	Camden Property Trust - REIT	824,685
3,311	EastGroup Properties, Inc. - REIT	673,060
12,680	Host Hotels & Resorts, Inc. - REIT	246,372
3,335	Jones Lang LaSalle, Inc. (a)	798,599
7,305	LTC Properties, Inc. - REIT	281,023
		3,126,426
Retailing: 5.6%
2,170	Burlington Stores, Inc. (a)	395,309
12,791	LKQ Corp.	580,839
13,904	Stitch Fix, Inc. - Class A (a)	140,013
4,511	Tractor Supply Co.	1,052,732
		2,168,893
Semiconductors & Semiconductor Equipment: 7.0%
18,685	Allegro MicroSystems, Inc. (a)	530,654
4,362	Azenta, Inc.	361,523
4,409	First Solar, Inc. (a)	369,210
1,187	SolarEdge Technologies, Inc. (a)	382,653
9,195	Wolfspeed, Inc. (a)	1,046,942
		2,690,982
Software & Services: 6.1%
6,998	Blackbaud, Inc. (a)	418,970
3,065	CyberArk Software Ltd. (a)	517,219
1,976	Paylocity Holding Corp. (a)	406,602
8,357	Zendesk, Inc. (a)	1,005,263
		2,348,054
Technology Hardware & Equipment: 4.7%
4,376	IPG Photonics Corp. (a)	480,310
2,879	Rogers Corp. (a)	782,224
7,298	Trimble, Inc. (a)	526,478
		1,789,012
Transportation: 2.5%
4,834	JB Hunt Transport Services, Inc.	970,619

Utilities: 3.1%
7,263	Avista Corp.	327,924
6,198	Essential Utilities, Inc.	316,904
6,683	Ormat Technologies, Inc.	546,870
		1,191,698
TOTAL COMMON STOCKS
(Cost $34,282,102)		38,007,034

SHORT-TERM INVESTMENTS: 1.1%
Money Market Funds: 1.1%
422,242	Invesco - Government & Agency Portfolio - Institutional Class, 0.250% (b)	422,242
TOTAL SHORT-TERM INVESTMENTS
(Cost $422,242)		422,242
TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $34,704,344)		38,429,276
Liabilities in Excess of Other Assets: 0.0%		(9,445)
TOTAL NET ASSETS: 100.0%		$38,419,831

(a)	Non-income producing security.
(b)	Annualized seven-day effective yield as of March 31, 2022.
REIT	Real Estate Investment Trust

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor's ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Trillium ESG Small/Mid Cap Fund (the "Fund").

Summary of Fair Value Disclosure at March 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2022.

	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$38,007,034	$–	$–	$38,007,034
Short-Term Investments	$422,242	$–	$–	$422,242
Total Investments in Securities	$38,429,276	$–	$–	$38,429,276

(a) See Schedule of Investments for industry breakout.